UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA MUTUAL FUND, INC., MONEY MARKET FUND (EXCEPT THE INDEX FUNDS)
- ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA MONEY
                            MARKET Fund

                               [GRAPHIC OF USAA MONEY MARKET FUND]

            A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

     Report of Independent Registered Public Accounting Firm                 12

     Portfolio of Investments                                                13

     Notes to Portfolio of Investments                                       28

     Financial Statements                                                    30

     Notes to Financial Statements                                           33

     Expense Example                                                         40

DIRECTORS' AND OFFICERS' INFORMATION                                         42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "
                                              ALTHOUGH STOCK PRICES MAY
                                        CONTINUE TO FLUCTUATE . . . WE BELIEVE
[PHOTO OF CHRISTOPHER W. CLAUS]          THEY HAVE THE POTENTIAL TO END 2004
                                                  ON A POSITIVE NOTE.
                                                           "

                                                                    August 2004
--------------------------------------------------------------------------------

                Yield relief is on the way.

                The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                Thank you for allowing us to help you with your investment goals.

                Sincerely,

                /S/ CHRISTOPHER W. CLAUS

                Christopher W. Claus
                President and Vice Chairman of the Board

                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission
                (SEC) guidelines applicable to money market funds.

                                                 7/31/04                      7/31/03
Net Assets                                   $3,019.7 Million             $3,398.7 Million
Net Asset Value Per Share                          $1.00                        $1.00

           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/04

1 YEAR                      5 YEARS                 10 YEARS                     7-DAY YIELD
0.66%                        2.99%                    4.15%                         0.85%

                THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

      [CHART OF 7-DAY YIELD COMPARISON]

            7-DAY YIELD COMPARISON

                  USAA
              MONEY MARKET
                  FUND      iMONEYNET AVERAGE
              ------------  -----------------
 7/29/2003        0.67%          0.39%
 8/26/2003        0.67%          0.38%
 9/30/2003        0.69%          0.38%
10/28/2003        0.65%          0.38%
11/25/2003        0.64%          0.39%
12/30/2003        0.65%          0.39%
 1/27/2004        0.59%          0.38%
 2/24/2004        0.64%          0.38%
 3/30/2004        0.60%          0.36%
 4/27/2004        0.63%          0.37%
 5/25/2004        0.61%          0.38%
 6/29/2004        0.74%          0.45%
 7/27/2004        0.84%          0.58%

                 [END CHART]

                DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/27/04.

                The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(tm)/First Tier, an average of first-tier major money market fund yields.

 . . . C O N T I N U E D
========================--------------------------------------------------------

  [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

        CUMULATIVE PERFORMANCE OF $10,000

                                     USAA
                               MONEY MARKET FUND
                               -----------------
 7/31/1994                         $10,000
 8/31/1994                          10,038
 9/30/1994                          10,075
10/31/1994                          10,115
11/30/1994                          10,156
12/31/1994                          10,201
 1/31/1995                          10,253
 2/28/1995                          10,299
 3/31/1995                          10,349
 4/30/1995                          10,395
 5/31/1995                          10,450
 6/30/1995                          10,499
 7/31/1995                          10,549
 8/31/1995                          10,600
 9/30/1995                          10,646
10/31/1995                          10,698
11/30/1995                          10,746
12/31/1995                          10,793
 1/31/1996                          10,845
 2/29/1996                          10,890
 3/31/1996                          10,933
 4/30/1996                          10,981
 5/31/1996                          11,027
 6/30/1996                          11,069
 7/31/1996                          11,119
 8/31/1996                          11,166
 9/30/1996                          11,214
10/31/1996                          11,262
11/30/1996                          11,307
12/31/1996                          11,358
 1/31/1997                          11,407
 2/28/1997                          11,452
 3/31/1997                          11,502
 4/30/1997                          11,551
 5/31/1997                          11,602
 6/30/1997                          11,654
 7/31/1997                          11,707
 8/31/1997                          11,756
 9/30/1997                          11,810
10/31/1997                          11,863
11/30/1997                          11,912
12/31/1997                          11,972
 1/31/1998                          12,025
 2/28/1998                          12,074
 3/31/1998                          12,130
 4/30/1998                          12,182
 5/31/1998                          12,233
 6/30/1998                          12,290
 7/31/1998                          12,345
 8/31/1998                          12,400
 9/30/1998                          12,453
10/31/1998                          12,506
11/30/1998                          12,558
12/31/1998                          12,611
 1/31/1999                          12,659
 2/28/1999                          12,705
 3/31/1999                          12,758
 4/30/1999                          12,807
 5/31/1999                          12,852
 6/30/1999                          12,905
 7/31/1999                          12,956
 8/31/1999                          13,010
 9/30/1999                          13,064
10/31/1999                          13,116
11/30/1999                          13,176
12/31/1999                          13,238
 1/31/2000                          13,299
 2/29/2000                          13,358
 3/31/2000                          13,421
 4/30/2000                          13,480
 5/31/2000                          13,552
 6/30/2000                          13,621
 7/31/2000                          13,693
 8/31/2000                          13,766
 9/30/2000                          13,834
10/31/2000                          13,910
11/30/2000                          13,981
12/31/2000                          14,052
 1/31/2001                          14,128
 2/28/2001                          14,189
 3/31/2001                          14,249
 4/30/2001                          14,307
 5/31/2001                          14,360
 6/30/2001                          14,405
 7/31/2001                          14,451
 8/31/2001                          14,492
 9/30/2001                          14,526
10/31/2001                          14,558
11/30/2001                          14,585
12/31/2001                          14,608
 1/31/2002                          14,628
 2/28/2002                          14,646
 3/31/2002                          14,666
 4/30/2002                          14,686
 5/31/2002                          14,707
 6/30/2002                          14,724
 7/31/2002                          14,743
 8/31/2002                          14,763
 9/30/2002                          14,780
10/31/2002                          14,799
11/30/2002                          14,815
12/31/2002                          14,830
 1/31/2003                          14,845
 2/28/2003                          14,858
 3/31/2003                          14,869
 4/30/2003                          14,881
 5/31/2003                          14,894
 6/30/2003                          14,904
 7/31/2003                          14,912
 8/31/2003                          14,921
 9/30/2003                          14,929
10/31/2003                          14,938
11/30/2003                          14,946
12/31/2003                          14,954
 1/31/2004                          14,962
 2/29/2004                          14,969
 3/31/2004                          14,977
 4/30/2004                          14,985
 5/31/2004                          14,992
 6/30/2004                          15,000
 7/31/2004                          15,011

                   [END CHART]

                DATA FROM 7/31/94 THROUGH 7/31/04.

                NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DISTRIBUTIONS.

                The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATIon, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

                                           PAMELA BLEDSOE NOBLE, CFA
[PHOTO OF PAMELA BLEDSOE NOBLE]              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                The seven-day yield on your USAA Money Market Fund has increased from 0.67% on July 31, 2003, to 0.85% on July 31, 2004. The total return for the same period was 0.66%, compared to an average return of 0.40% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, Inc., the Fund was ranked in the top 12% of retail money market funds for the one-year period ending July 31, 2004. For the calendar year 2003, the Fund also received iMoneyNet's "Top Money Fund Manager Award" among 127 Prime Retail money market mutual funds with assets in excess of $1 billion.

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                REFER TO PAGE 6 FOR THE IMONEYNET, INC. DEFINITION.

                IMONEYNET, INC. RANKED THE FUND 42 OUT OF 344, 25 OUT OF 221, AND 11 OUT OF 137 FUNDS IN THE FIRST TIER RETAIL MONEY MARKETS CATEGORY FOR THE ONE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY, ENDING JULY 31, 2004. RANKINGS ARE BASED ON TOTAL RETURN WITHIN THE FUND'S RESPECTIVE IMONEYNET CATEGORY.

                THE MONEY FUND REPORT(TM) TOP MANAGER AWARDS ARE EARNED BY THE PORTFOLIO MANAGERS OF FUNDS THAT HAD THE HIGHEST GROSS TOTAL RETURNS FOR 2003. THE TOP MANAGER DESIGNATION IS AWARDED TO TWO PORTFOLIO MANAGERS IN EACH OF THREE FUND UNIVERSES. THESE UNIVERSES ARE GOVERNMENT, PRIME, AND TAX-FREE/MUNICIPAL. WINNERS WERE NAMED FROM EACH OF THE FUND UNIVERSES WHICH INCLUDE INSTITUTIONAL AND RETAIL FUNDS, IN TWO DIVISIONS: FUNDS WITH TOTAL PORTFOLIO ASSETS OF AT LEAST $1 BILLION AND FUNDS WITH ASSETS UNDER $1 BILLION BUT MORE THAN $100 MILLION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                The U.S. economy grew steadily stronger, supported by the Bush tax cuts, an accommodative Federal Reserve Board (the Fed), and the mortgage credit boom. Investors turned their attention away from the combat operations in Iraq, focusing instead on improved corporate earnings, increased capital spending, and a strengthening job market.

                In December 2003, the Fed indicated that it would keep short-term interest rates low for a "considerable period." It was swayed in January 2004 by the strength of the economy and revised its position, saying it "can be patient." By the spring, however, a rate increase seemed imminent, and in June 2004, the Fed raised the federal funds rate (the rate banks charge for overnight loans) by a quarter-percent to 1.25% -- the first rate hike in four years. The Fed also indicated it would move toward a neutral federal funds rate (between 3.50% and 5%), with rate increases occurring at a measured pace. As a result, we expect rates to increase further before the end of 2004.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                We used a strategy to lock in higher yields as market expectations about Fed action pushed interest rates higher. The Fund's weighted average maturity rose from 44 days at the end of July 2003 to 51 days in January 2004 as we added longer-term, higher-yielding fixed-rate maturities. As the date of the Fed meeting approached, we focused on shorter-term issues, including variable- and floating-rate notes. The weighted average maturity fell to 39 days at the end of the period.

WHAT IS THE OUTLOOK FOR THE MARKET?

                We expect the economic expansion to continue. Like most others in the market, we also believe that the Fed will raise the federal funds rate to between 2% and 2.25% by the end of 2004.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                Each of these rate hikes should be moderate and gradual. The two unknowns, however, are inflation and the price of oil, which may have an impact on Fed decision-making. Nonetheless, we believe money market investors can look forward to higher yields in the coming months. The Fund is positioned to take advantage of higher short-term rates, and we continually look for opportunities in the market that add value.

                We continue to believe that money markets are a prudent part of a diversified portfolio, because in addition to flexibility and liquidity, they help investors preserve principal for their short-term savings needs.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               PORTFOLIO MIX
                  7/31/04

        [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes               43.3%
Adjustable-Rate Notes                    25.2%
Commercial Paper/Put Bonds               18.4%
Bonds/Notes/Certificates of Deposit      11.7%
Repurchase Agreement                      1.0%

             [END CHART]

                PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-27.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA MONEY MARKET FUND:

                We have audited the accompanying statement of assets and liabilities of the USAA Money Market Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                San Antonio, Texas
                September 10, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

        Fixed-rate instruments - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

        Commercial paper - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

        Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

        Adjustable-rate notes - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                 BAN       Bond Anticipation Note

                 CD        Certificate of Deposit

                 COP       Certificate of Participation

                 GO        General Obligation

                 IDA       Industrial Development Authority/Agency

                 MFH       Multifamily Housing

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
July 31, 2004

                 MLO       Municipal Lease Obligation

                 MTN       Medium-Term Note

                 PCRB      Pollution Control Revenue Bond

                 RB        Revenue Bond

        CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust.

        The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement including one of the following companies: American International Group or General Electric Co.

                 (LIQ) Enhanced by a bank or non-bank liquidity agreement including one of the following companies: JPMorgan Chase Bank; Amsouth Bank, NA; DZ Bank AG; Southtrust Bank, NA; or Bank of Nova Scotia.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (11.7%)

              CONSUMER FINANCE (0.5%)
  $11,300     Caterpillar Financial Services Corp.,
                Notes                                          6.88%     8/01/2004      $   11,300
    4,000     Household Finance Corp., Global Notes            8.00      5/09/2005           4,180
                                                                                        ----------
                                                                                            15,480
                                                                                        ----------
              DIVERSIFIED BANKS (2.8%)
   10,000     First National Bank of Boston,
                Subordinated Notes                             8.00      9/15/2004          10,080
   50,000     Union Planters Bank NA, CD                       2.00     12/16/2004          50,000
   25,000     West LB AG, Yankee CD                            1.25      8/04/2004          25,000
                                                                                        ----------
                                                                                            85,080
                                                                                        ----------
              ELECTRIC UTILITIES (0.6%)
   16,550     Alabama Power Co., Senior Notes,
                Series K                                       7.13      8/15/2004          16,586
                                                                                        ----------

              GENERAL OBLIGATION (0.4%)
    6,900     Groton City, CT, GO BAN, Series 2004             2.00      2/16/2005           6,918
    5,025     New York City, GO, Series 2004B                  1.35      8/01/2004           5,025
                                                                                        ----------
                                                                                            11,943
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    5,000     Bank One Corp., Subordinated Debentures          7.25      8/15/2004           5,011
   25,000     Toronto Dominion, Yankee CD                      1.30      8/04/2004          25,000
                                                                                        ----------
                                                                                            30,011
                                                                                        ----------
              REGIONAL BANKS (3.7%)
   11,630     Keycorp, Senior MTN, Series G                    4.63      5/16/2005          11,848
   25,000     Marshall & Ilsley Corp., Series E                1.72      5/23/2005          25,000
   25,000     Wilmington Trust Co., CD                         1.09      9/09/2004          25,000
   25,000     Wilmington Trust Co., CD                         2.05      5/16/2005          25,001
   25,000     Wilmington Trust Co., CD                         1.65      5/17/2005          25,001
                                                                                        ----------
                                                                                           111,850
                                                                                        ----------
              SPECIALIZED FINANCE (0.5%)
   15,000     The CIT Group, Inc., Senior Notes                7.63      8/16/2005          15,769
                                                                                        ----------

              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   50,000     Vodafone Group plc, Global Notes                 7.63      2/15/2005          51,628
                                                                                        ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT (0.5%)
  $15,000     Federal National Mortgage Assoc., Notes(e)       1.40%     3/29/2005      $   15,000
                                                                                        ----------
              Total fixed-rate instruments (cost: $353,347)                                353,347
                                                                                        ----------

              COMMERCIAL PAPER (13.6%)

              ASSET-BACKED FINANCING (9.9%)
   20,000     Autobahn Funding Co., LLC (LIQ)(b)               1.42      8/16/2004          19,988
   25,000     Check Point Charlie, Inc.(b)                     1.22      8/09/2004          24,993
   10,300     Check Point Charlie, Inc.(b)                     1.23      8/10/2004          10,297
   11,071     Check Point Charlie, Inc.(b)                     1.35      8/12/2004          11,067
   12,750     Check Point Charlie, Inc.(b)                     1.26      8/16/2004          12,743
   15,000     Check Point Charlie, Inc.(b)                     1.40      8/23/2004          14,987
    6,661     Check Point Charlie, Inc.(b)                     1.59     10/15/2004           6,639
   12,100     Cooperative Associates Tractor Dealers,
                Series A (INS)                                 1.11      8/25/2004          12,091
   10,100     Cooperative Associates Tractor Dealers,
                Series A (INS)                                 1.12      8/30/2004          10,091
   10,000     Lockhart Funding LLC(a,b)                        1.37      8/11/2004           9,996
   12,400     Lockhart Funding LLC(a,b)                        1.38      8/17/2004          12,392
   28,000     Lockhart Funding LLC(a,b)                        1.15      8/18/2004          27,985
   40,000     Lockhart Funding LLC(a,b)                        1.14     10/05/2004          39,918
   25,000     Sunbelt Funding Corp.(a,b)                       1.10      8/16/2004          24,989
   30,000     Sunbelt Funding Corp.(a,b)                       1.50      9/23/2004          29,934
   15,000     Sunbelt Funding Corp.(a,b)                       1.57     10/13/2004          14,952
   17,054     Sunbelt Funding Corp.(a,b)                       1.57     10/14/2004          16,999
                                                                                        ----------
                                                                                           300,061
                                                                                        ----------
              DIVERSIFIED BANKS (2.2%)
   10,000     Gotham Funding Corp.(b)                          1.42      8/06/2004           9,998
   11,014     Gotham Funding Corp.(b)                          1.43      8/18/2004          11,007
   20,000     Macquarie Bank Ltd.                              1.10      8/25/2004          19,985
   25,000     Macquarie Bank Ltd.                              1.24      9/15/2004          24,961
                                                                                        ----------
                                                                                            65,951
                                                                                        ----------
              HEALTH CARE FACILITIES (0.7%)
   20,000     Trinity Health Corp.                             1.34      8/05/2004          19,997
                                                                                        ----------

              MUNICIPAL FINANCE (0.4%)
   12,500     New York Job Development Auth., Series H         1.73     11/03/2004          12,444
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              SALES TAX (0.4%)
  $13,600     Dallas Area Rapid Transit, Series 2001           1.52%     9/02/2004      $   13,600
                                                                                        ----------
              Total commercial paper (cost: $412,053)                                      412,053
                                                                                        ----------

              PUT BONDS (4.8%)

              AUTOMOBILE MANUFACTURERS (0.9%)
   25,000     BMW US Capital, LLC, Notes(b)                    4.23      6/07/2016          25,423
                                                                                        ----------

              DIVERSIFIED BANKS (1.3%)
    9,825     Los Angeles, CA, Community Redevelopment
                Agency MFH, RB, Series 2003B                   1.50     10/15/2038           9,825
   30,000     Marshall & Ilsley Bank Notes                     5.25     12/15/2016          30,418
                                                                                        ----------
                                                                                            40,243
                                                                                        ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.9%)
   25,561     Harris County, TX, Industrial Development
                Corp., RB, Series 1995(b)                      1.34      3/01/2023          25,561
   16,000     Harris County, TX, Industrial Development
                Corp., RB, Series 1995(b)                      1.35      3/01/2023          16,000
   16,944     Harris County, TX, Industrial Development
                Corp., RB, Series 1995(b)                      1.45      3/01/2023          16,944
                                                                                        ----------
                                                                                            58,505
                                                                                        ----------
              WATER UTILITIES (0.5%)
   10,395     Destin Water Users, Inc., FL, Taxable BAN,
                Series 2003                                    1.68      8/01/2006          10,395
    5,165     South Walton Utility Co., Inc., FL,
                Taxable BAN, Series 2003                       1.68      8/01/2006           5,165
                                                                                        ----------
                                                                                            15,560
                                                                                        ----------
              U.S. GOVERNMENT (0.2%)
    5,780     Overseas Private Investment Corp., COP,
                Series 1995-221                                2.55     12/14/2007           5,780
                                                                                        ----------
              Total put bonds (cost: $145,511)                                             145,511
                                                                                        ----------

              VARIABLE-RATE DEMAND NOTES (43.3%)

              AGRICULTURAL PRODUCTS (0.4%)
   13,335     Mississippi Business Finance Corp., RB,
                Series 2002 (LOC - Regions Bank)               1.53      4/01/2012          13,335
                                                                                        ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              AIRPORT SERVICES (0.1%)
  $ 1,300     Shawnee Kansas Private Activity, RB,
                Series 1997 (LOC - JPMorgan Chase Bank)        1.40%    12/01/2012      $    1,300
                                                                                        ----------

              AIRPORT/PORT (1.0%)
   18,750     Lake Charles, LA, Harbor and Terminal
                District Port Improvement RB, Series
                1994 (LOC - Hibernia National Bank)            1.32      1/01/2019          18,750
   11,800     Tulsa, OK, Airport Improvement Trust RB,
                (LOC - JPMorgan Chase Bank)                    1.39      6/01/2023          11,800
                                                                                        ----------
                                                                                            30,550
                                                                                        ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    7,300     St. Charles Parish, LA, RB, Series 2002
                (LOC - Federal Home Loan Bank of Dallas)       1.61      9/01/2024           7,300
                                                                                        ----------

              APPROPRIATED DEBT (0.2%)
    4,465     New Jersey Sports and Exposition Auth.,
                Bonds, Series 2002C (LIQ) (INS)                1.49      3/01/2005           4,465
                                                                                        ----------

              ASSET-BACKED FINANCING (1.7%)
   12,568     Capital One Funding Corp., Notes, Series
                1996E (LOC - Bank One, NA)                     1.49      7/02/2018          12,568
    6,214     Cornerstone Funding Corp. I, Notes,
                Series 2000B (LOC - Fifth Third Bank)          1.56      1/01/2021           6,214
    4,145     Cornerstone Funding Corp. I, Notes,
                Series 2003G (LOC - Huntington
                National Bank)                                 1.56      1/01/2024           4,145
   15,894     Cornerstone Funding Corp. I, Notes,
                Series 2001B (LOC - Fifth Third Bank)          1.51      9/01/2026          15,894
   13,100     Cornerstone Funding Corp. I, Notes,
                Series 2004A (LOC - Fifth Third Bank)          1.51      6/01/2029          13,100
                                                                                        ----------
                                                                                            51,921
                                                                                        ----------
              AUTO PARTS & EQUIPMENT (1.2%)
   15,000     Alabama IDA, RB (LOC - Barclays Bank plc)        1.89     10/01/2019          15,000
   10,240     Bardstown, KY, RB, Series 1994 (LOC -
                Comerica Bank, NA)                             1.48      6/01/2024          10,240
   11,275     Bardstown, KY, RB, Series 1995 (LOC -
                Comerica Bank, NA)                             1.48      3/01/2025          11,275
                                                                                        ----------
                                                                                            36,515
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (0.8%)
  $22,400     New Jersey Economic Development Auth.,
                RB, Series 1997A (NBGA)(b)                     1.35%    10/01/2021      $   22,400
                                                                                        ----------

              BUILDINGS (0.3%)
    8,940     Downtown Marietta Development Auth., GA,
                RB, Series 1996B (LIQ)                         1.58      7/01/2021           8,940
                                                                                        ----------

              CASINOS & GAMING (2.4%)
   21,000     Detroit, MI, Economic Development Corp.,
                RB, Series 1999A (LOC - Bank of America NA)    1.53      5/01/2009          21,000
   41,830     Detroit, MI, Economic Development Corp.,
                RB, Series 1999C (LOC - Key Bank NA)           1.65      5/01/2009          41,830
    9,430     Greenville, SC, Memorial Auditorium
                District Public Facilities, COP (MLO),
                Series 1996C (LOC - Bank of America NA)        1.58      9/01/2017           9,430
                                                                                        ----------
                                                                                            72,260
                                                                                        ----------
              COMMUNITY SERVICE (0.2%)
    6,400     Roman Catholic Diocese of Raleigh, NC,
                Notes, Series A (LOC - Bank of America NA)     1.53      6/01/2018           6,400
                                                                                        ----------

              DEPARTMENT STORES (1.0%)
   31,320     Belk, Inc., RB, Series 1998 (LOC -
                Wachovia Bank NA)                              1.50      7/01/2008          31,320
                                                                                        ----------

              DIVERSIFIED COMMERCIAL SERVICES (0.2%)
    6,015     Ferriot, Inc., Notes, Series 1999 (LOC -
                FirstMerit Bank, NA)                           1.52      4/01/2020           6,015
                                                                                        ----------

              DIVERSIFIED METALS & MINING (0.4%)
   12,000     Prince Metal Stamping USA, Inc., Taxable
                Variable/Term Rate Notes, Series 2004
                (LOC - Bank of Nova Scotia)                    1.40      3/01/2024          12,000
                                                                                        ----------

              EDUCATION (0.7%)
   15,000     Pepperdine Univ., Taxable Bonds,
                Series 2002B                                   1.58      8/01/2037          15,000
    7,000     Savannah College of Art and Design, Inc.,
                Taxable RB, Series 2004 (LOC -
                Bank of America NA)                            1.48      4/01/2024           7,000
                                                                                        ----------
                                                                                            22,000
                                                                                        ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (0.7%)
  $21,600     Muskogee Industrial Trust PCRB, Series 1997A     1.34%     6/01/2027      $   21,600
                                                                                        ----------

              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   21,000     Amerivest Financial, LLC, Taxable Trust
                Redeemable Securities, Series 2004 (LOC -
                U.S. Bank National Association)(b)             1.63      6/01/2014          21,000
                                                                                        ----------

              ENVIRONMENTAL SERVICES (0.2%)
    6,200     Texas Disposal Systems, Inc., Notes,
                Series 2000 (LOC - Bank of America NA)         1.48      5/01/2012           6,200
                                                                                        ----------

              FOREST PRODUCTS (0.7%)
   20,000     Gulf States Paper Corp., Taxable Demand Bond,
                Series 1998 (LOC - Bank of America NA)         1.47     11/01/2018          20,000
                                                                                        ----------

              GENERAL OBLIGATION (0.9%)
   26,745     Community Development of National City,
                CA, Tax Allocation Bonds, Series 2001A
                (LIQ) (INS)                                    1.58      8/01/2025          26,745
                                                                                        ----------

              HEALTH CARE FACILITIES (3.9%)
   11,780     American Health Care Centers, Inc., Notes,
                Series 1999 (LOC - FirstMerit Bank, NA)        1.52      2/01/2019          11,780
   18,695     Bronson Lifestyle Improvement & Research
                Center, Notes, Series A (LOC - Fifth
                Third Bank, Grand Rapids)                      1.49      9/01/2030          18,695
    6,200     Centrastate Medical Arts Building, LLC,
                Demand Bonds, Series 2000 (LOC -
                Commerce Bank NA)                              1.62     12/01/2025           6,200
    7,255     Crystal Clinic, Notes, Series 2000 (LOC -
                FirstMerit Bank, NA)                           1.52      4/01/2020           7,255
   23,500     Garlands of Barrington Lenders Inc.,
                Taxable Demand Notes, Series 2002E
                (LOC - Bank One, NA)                           1.49      4/01/2032          23,500
   15,000     Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC - Regions Bank)              1.52      1/01/2024          15,000
   11,995     Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC - Federal Home Loan
                Bank of Dallas)                                1.61      7/01/2028          11,995

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
  $ 7,670     MCE MOB IV LP, Taxable Demand Notes,
                Series 2002 (LOC - National City Bank)         1.49%     8/01/2022      $    7,670
    7,100     Palmetto NW, LLC, Secured
                Promissory Notes
                (LOC - National Bank of South Carolina)        1.54      5/01/2029           7,100
    7,425     Terre Haute, IN, Taxable RB, Series
                2002D (LOC - Huntington National Bank)         1.63      8/01/2032           7,425
                                                                                        ----------
                                                                                           116,620
                                                                                        ----------
              HOME FURNISHINGS (0.4%)
   11,270     Standard Furniture Manufacturing Co., Inc.,
                Promissory Notes, Series 2002 (LOC -
                Amsouth Bank, NA)                              1.59      3/01/2015          11,270
                                                                                        ----------

              HOSPITAL (0.5%)
   15,800     Indiana Health Facility Financing Auth.,
                RB, Series 1999B (LOC - Bank of
                America NA)                                    1.53      1/01/2019          15,800
                                                                                        ----------

              HOTELS, RESORTS, & CRUISE LINES (0.5%)
   13,415     Central Michigan Inns, RB, Series 1998A
                (LOC - Standard Federal Bank)                  1.48     11/01/2028          13,415
                                                                                        ----------

              HOUSEHOLD APPLIANCES (0.4%)
   13,100     Mississippi Business Finance Corp.,
                Industrial Development RB, Series 2000
                (LOC - Bank of America NA)                     1.56      6/01/2015          13,100
                                                                                        ----------

              INDUSTRIAL CONGLOMERATES (0.5%)
   14,000     Mississippi Business Finance Corp., RB,
                Series 1998(b)                                 1.35      2/01/2023          14,000
                                                                                        ----------

              INDUSTRIAL GASES (0.2%)
    5,900     Sandhill Group, LLC, Option Notes,
                Series 2003 (LOC - Regions Bank)               1.55     12/01/2013           5,900
                                                                                        ----------

              INDUSTRIAL MACHINERY (1.6%)
   25,000     Hampton Hydraulics, LLC, Promissory Notes,
                Series 2003 (LOC - Amsouth Bank, NA)           1.55      4/01/2013          25,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
  $10,480     Savannah, GA, Economic Development Auth.,
                RB, Series 1998 (LOC - South
                Trust Bank, NA)                                1.69%     6/01/2018      $   10,480
   12,260     Sterling Pipe & Tube, Inc., Notes,
                Series 2000 (LOC - National City Bank)         1.52     11/01/2012          12,260
                                                                                        ----------
                                                                                            47,740
                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (0.5%)
    9,250     Software Capital Investments, LLC, Bonds,
                Series 2003 (LOC - Bank of North Georgia)      1.54      6/01/2005           9,250
    6,675     South Gate, CA COP (MLO), Taxable
                Pension Obligation Program (LOC -
                Wachovia Bank NA)                              1.48      6/01/2011           6,675
                                                                                        ----------
                                                                                            15,925
                                                                                        ----------
              LEISURE FACILITIES (1.3%)
    8,740     First Church of God, Notes, Series 2002
                (LOC - Huntington National Bank)               1.60     10/03/2022           8,740
   31,500     Olympic Club, RB, Series 2002 (LOC -
                Allied Irish Banks plc)                        1.54     10/01/2032          31,500
                                                                                        ----------
                                                                                            40,240
                                                                                        ----------
              LEISURE PRODUCTS (0.3%)
    8,995     McDuffie County, GA, Development Auth.,
                RB, Series 2002 (LOC - Regions Bank)           1.58      8/01/2022           8,995
                                                                                        ----------

              MULTIFAMILY HOUSING (1.2%)
   13,370     Arbor View II, LLC, Notes, Series 2001A
                (LOC - Regions Bank)                           1.40      4/01/2028          13,370
   15,185     Memphis, TN, Health, Educational and Housing
                Facility Board Bonds, Series 2000 (NBGA)(b)    1.18      8/01/2032          15,185
    8,700     New York City Housing Development Corp.,
                Multi-Family Mortgage RB, Series 2002B
                (LOC - Bayerische Hypovereinsbank AG)          1.44     12/01/2035           8,700
                                                                                        ----------
                                                                                            37,255
                                                                                        ----------
              NURSING/CCRC (1.0%)
   20,695     Chestnut Partnership, Bonds, Series 1999
                (LOC - La Salle National Bank, NA)             1.50      1/01/2029          20,695
   10,000     Lincolnwood Funding Corp., RB, Series
                1995A (LOC - South Trust Bank, NA)             1.74      8/01/2015          10,000
                                                                                        ----------
                                                                                            30,695
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
  $14,400     Municipal Gas Auth. of Georgia, RB,
                Series 2003A (LOC - Wachovia Bank NA;
                Bank One, N.A.; Bayerische Landesbank)         1.51%     2/01/2015      $   14,400
   14,760     Southeast Alabama Gas District, General
                System RB, Series 2003A (LIQ)(INS)             1.45      6/01/2023          14,760
                                                                                        ----------
                                                                                            29,160
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   14,870     KBL Capital Fund, Inc., Notes, Series A
                (LOC - National City Bank of MI)               1.49      5/01/2027          14,870
                                                                                        ----------

              PACKAGED FOODS & MEAT (0.1%)
    4,040     Atlanta Bread Co. International, Inc.,
                Note (LOC - Columbus Bank & Trust Co.)         1.54      9/01/2023           4,040
                                                                                        ----------

              PAPER PRODUCTS (0.6%)
    9,172     Bancroft Bag, Inc., Notes, Series 1998
                (LOC - Bank One, NA)                           1.52     11/01/2008           9,172
    9,890     Mac Papers, Inc., Demand Bonds, Series
                1995 (LOC - Wachovia Bank NA)                  1.50      8/03/2015           9,890
                                                                                        ----------
                                                                                            19,062
                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (2.3%)
   70,000     Alfa Corp., Promissory Notes, Series 2002(b)     1.69      6/01/2017          70,000
                                                                                        ----------

              REAL ESTATE MANAGEMENT & DEVELOPMENT (10.1%)
   12,250     BBN Holdings, LLC, Series 2004
                (LOC - Amsouth Bank, NA)                       1.59      6/01/2029          12,250
   10,500     Cornerstone Funding Corp. I, Notes,
                Series 2000C (LOC - Deutsche Bank Trust Co.)   1.51     12/01/2020          10,500
   13,120     Dellagnese Properties LLC, Taxable
                Demand Notes, Series 2000
                (LOC - FirstMerit Bank, NA)                    1.52     11/01/2025          13,120
   30,000     Earthsky Limited, Taxable Trust Redeemable
                Securities, Series 2003A (LOC - US Bank
                National Association; Amsouth Bank, NA)(b)     1.75      9/01/2013          30,000
   25,000     Eel River Investment Co., Taxable Notes,
                Series 2003A (LOC - US Bank National
                Association; Federal Home Loan Bank-San
                Francisco)(b)                                  1.69      4/01/2013          25,000

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
  $16,300     Exchange at Hammond LLC, Bonds, Series
                2002 (LOC - Bank of North Georgia)             1.58%     8/01/2022      $   16,300
   18,565     Fairway Park Properties LLC, Notes,
                Series 2001 (LOC - National City Bank)         1.52     10/15/2026          18,565
    8,370     Houston County, GA, IDA, RB, Series 1997
                (LOC - South Trust Bank, NA)                   1.72      8/01/2012           8,370
   12,000     JPV Capital LLC, Notes, Series 1999A
                (LOC - Standard Federal Bank)                  1.55     12/01/2039          12,000
   14,835     JPV Capital LLC, Notes, Series 2001A
                (LOC - Standard Federal Bank)                  1.53      7/01/2041          14,835
    6,350     Kederike Financial Group, LLC, Bonds,
                Series 2002A (LOC - Compass Bank)              1.63      7/01/2022           6,350
    9,155     LAM Funding LLC, Notes, Series A
                (LOC - National City Bank of MI)               1.49     12/15/2027           9,155
   24,510     Mayfair at Great Neck, NY, Bonds, Series 1997
                (LOC - Manufacturers & Traders Trust)          1.35      1/01/2023          24,510
   12,220     Peachtree-Dunwoody Properties, LLC,
                Demand Bonds, Series 2003 (LOC - Bank of
                North Georgia)                                 1.54      3/01/2023          12,220
   14,235     PHF Investments, LLC, Series 2004A
                (LOC - Associated Bank NA)                     1.48      6/01/2044          14,235
    9,630     Pierce Memorial Baptist Home, Inc., Bonds,
                Series 1999 (LOC - La Salle
                National Bank, NA)                             1.50     10/01/2028           9,630
   10,620     SBAR-Piperno Co., RB, Series 1998
                (LOC - Wachovia Bank NA)                       1.50      9/01/2012          10,620
   20,000     Sea Island Co. and Sea Island Coastal
                Properties LLC, Notes, Series 2003
                (LOC - Columbus Bank & Trust Co.)              1.54      4/15/2023          20,000
   21,865     SF Tarns LLC, RB, Series 2000
                (LOC - Standard Federal Bank)                  1.55     12/01/2025          21,865
   14,500     Shepherd Capital LLC, Notes, Series 2003A
                (LOC - Comerica Bank, NA)                      1.53      1/01/2053          14,500
                                                                                        ----------
                                                                                           304,025
                                                                                        ----------
              REAL ESTATE TAX/FEE (0.4%)
   12,000     Mississippi Development Bank, Special
                Obligation Bonds, Series 2002 (LIQ)(INS)       1.54      6/01/2032          12,000
                                                                                        ----------

              SPECIALTY CHEMICALS (0.2%)
    6,500     Gary, IN, Empowerment Zone Bonds,
                Series 2000A (LOC - Federal Home Loan
                Bank-Chicago)                                  1.73      5/11/2020           6,500
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.2%)
  $ 5,200     Express Oil Change, LLC, Notes
                (LOC - Amsouth Bank, NA)                       1.53%     7/01/2018      $    5,200
                                                                                        ----------

              STEEL (0.3%)
    9,970     Indiana Development Finance Auth., RB,
                Series 1998 (LOC - Bank One, NA)               1.44      1/01/2009           9,970
                                                                                        ----------

              TEXTILES (0.2%)
    7,048     Loma Co. LLC, Floating Rate Option
                Notes (LOC - Bank One, NA)                     1.49     12/01/2008           7,048
                                                                                        ----------

              TRUCKING (0.2%)
    6,800     Iowa 80 Group Inc., Taxable Demand
                Bonds, Series 2003 (LOC - Wells Fargo
                Bank, NA)                                      1.40      6/01/2016           6,800
                                                                                        ----------

              WATER UTILITIES (0.2%)
    5,000     Connecticut Water Co., Taxable Debenture
                Bonds, Series 2004 (LOC - Citizens Bank
                of Rhode Island)                               1.45      1/04/2029           5,000
                                                                                        ----------

              WATER/SEWER UTILITY (0.7%)
   16,680     Hesperia, CA, Public Financing Auth., RB,
                Series 1998A (LOC - Bank of America NA)        1.48      6/01/2026          16,680
    3,000     Kern Water Bank Auth., CA, RB,
                Series 2003B (LOC - Wells Fargo Bank, NA)      1.50      7/01/2028           3,000
                                                                                        ----------
                                                                                            19,680
                                                                                        ----------

              Total variable-rate demand notes (cost: $1,306,576)                        1,306,576
                                                                                        ----------

              ADJUSTABLE-RATE NOTES (25.2%)

              ASSET-BACKED FINANCING (1.0%)
   29,400     Descartes Funding Trust, Short-Term Notes,
                (acquired 12/18/2003; cost $29,400)(b,c)       1.38     11/15/2004          29,400
                                                                                        ----------

              COMMERCIAL MORTGAGE-BACKED FINANCING (1.9%)
   35,729     Paragon Mortgages plc, Notes, Class A1(b)        1.40      9/15/2004          35,729
   21,342     Residential Mortgage Securities 16 plc
                Notes, Class A1(b)                             1.38      9/11/2004          21,342
                                                                                        ----------
                                                                                            57,071
                                                                                        ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (2.2%)
  $35,000     Household Finance Corp., MTN                     1.26%     8/18/2004      $   35,000
   30,000     SLM Corp., Extendible Notes(b)                   1.39      7/01/2005          30,000
                                                                                        ----------
                                                                                            65,000
                                                                                        ----------
              DIVERSIFIED BANKS (9.7%)
   50,000     Associated Bank NA, Notes                        1.18      2/03/2005          50,000
   17,300     Mercantile Safe Deposit & Trust, CD              1.39      4/15/2005          17,300
   50,000     National Bank of Commerce, CD                    1.40      9/17/2004          49,999
   50,000     Northern Rock PLC, Senior MTN(b)                 1.56      1/13/2005          50,000
   50,000     Northern Rock PLC, Senior MTN(b)                 1.41      7/08/2005          50,000
   75,000     Washington Mutual Bank, FA, Senior
                Global Notes, Series 5                         1.41      2/24/2005          75,000
                                                                                        ----------
                                                                                           292,299
                                                                                        ----------
              GAS UTILITIES (2.5%)
   76,665     Baltimore Gas & Electric Co., 1st
                Refunding Mortgage Bonds                       1.32      9/01/2004          76,665
                                                                                        ----------

              LIFE & HEALTH INSURANCE (1.3%)
   20,833     Premium Asset Trust Certificates,
                Series 2003-12(b)                              1.45     12/22/2004          20,833
   20,000     Premium Asset Trust Certificates,
                Series 2004-5(b)                               1.38      5/13/2005          20,000
                                                                                        ----------
                                                                                            40,833
                                                                                        ----------
              MANAGED HEALTH CARE (0.7%)
   20,700     UnitedHealth Group Inc., Notes(b)                1.78     11/09/2004          20,730
                                                                                        ----------

              MULTI-LINE INSURANCE (0.8%)
   25,000     Oil Insurance Ltd., Extendible Floating-
                Rate Notes(b)                                  1.50      8/09/2005          25,000
                                                                                        ----------

              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   20,000     General Electric Capital Corp.,
                Extendible Monthly Securities, MTN,
                Series A                                       1.45      8/09/2005          20,000
                                                                                        ----------

              REGIONAL BANKS (0.2%)
    5,000     PNC Funding Corp., Floating-Rate Senior
                Notes                                          2.05     10/29/2004           5,005
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

PRINCIPAL                                                  COUPON OR
   AMOUNT     SECURITY                                 DISCOUNT RATE      MATURITY           VALUE
--------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (3.7%)
  $25,000     Bradford & Bingley plc(b)                        1.62%     4/08/2005      $   25,000
   25,000     Countrywide Home Loans, Inc., MTN,
                Series L                                       1.68      9/24/2004          24,999
   33,000     Countrywide Home Loans, Inc., MTN,
                Series L                                       1.67      4/12/2005          32,996
   25,000     Countrywide Home Loans, Inc., MTN,
                Series M                                       1.34      5/20/2005          24,992
    5,000     Countrywide Home Loans, Inc., MTN,
                Series M                                       1.64      6/23/2005           4,999
                                                                                        ----------
                                                                                           112,986
                                                                                        ----------

              U.S. GOVERNMENT (0.5%)
   15,000     Federal National Mortgage Assoc., Notes(e)       1.65      2/08/2005          15,000
                                                                                        ----------
              Total adjustable-rate notes (cost: $759,989)                                 759,989
                                                                                        ----------

              REPURCHASE AGREEMENT (1.0%)
   29,147     UBS Securities LLC, 1.35%, acquired
                7/30/2004 and due 8/02/2004
                at $29,147 (collateralized by $30,170
                Freddie Mac MTNs(e) 2.00%-5.25%, due
                between 12/15/2005 and 5/29/2018;
                market value of $29,731)(d)
                (cost: $29,147)                                                             29,147
                                                                                        ----------

              TOTAL INVESTMENTS (COST: $3,006,623)                                      $3,006,623
                                                                                        ==========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at July 31, 2004, for federal income tax purposes, was $3,007,000.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

              (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate value of these securities at July 31, 2004, was $29,400,000, which represented 1.0% of the Fund's net assets.

              (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

              (e) U.S. government agency issues. Securities issued by
                  government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2004

ASSETS
   Investments in securities (valued at amortized cost)                            $3,006,623
   Cash                                                                                     6
   Receivables:
      Capital shares sold                                                              15,106
      Interest                                                                          9,655
                                                                                   ----------
         Total assets                                                               3,031,390
                                                                                   ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          10,760
      Dividends on capital shares                                                          38
   Accrued management fees                                                                616
   Accrued transfer agent's fees                                                            2
   Other accrued expenses and payables                                                    230
                                                                                   ----------
         Total liabilities                                                             11,646
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $3,019,744
                                                                                   ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                                 $3,019,742
   Accumulated net realized gain on investments                                             2
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $3,019,744
                                                                                   ==========
   Capital shares outstanding                                                       3,019,742
                                                                                   ==========
   Authorized shares of $.01 par value                                              7,700,000
                                                                                   ==========
   Net asset value, redemption price, and offering price per share                 $     1.00
                                                                                   ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Interest income                                                      $40,064
                                                                        -------
EXPENSES
   Management fees                                                        7,644
   Administrative and servicing fees                                      3,185
   Transfer agent's fees                                                  5,937
   Custody and accounting fees                                            1,039
   Postage                                                                  654
   Shareholder reporting fees                                               415
   Directors' fees                                                            5
   Registration fees                                                         60
   Professional fees                                                        138
   Other                                                                     71
                                                                        -------
      Total expenses                                                     19,148
                                                                        -------
   Expenses paid indirectly                                                  (4)
                                                                        -------
      Net expenses                                                       19,144
                                                                        -------

NET INVESTMENT INCOME                                                    20,920
                                                                        -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                          2
                                                                        -------
   Increase in net assets resulting from operations                     $20,922
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

                                                                       2004             2003
                                                                ----------------------------
FROM OPERATIONS
   Net investment income                                        $    20,920      $    40,091
   Net realized gain on investments                                       2                -
                                                                ----------------------------
      Increase in net assets resulting from operations               20,922           40,091
                                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (20,920)         (40,091)
                                                                ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      3,110,200        3,196,105
   Reinvested dividends                                              20,491           39,264
   Cost of shares redeemed                                       (3,509,682)      (3,406,095)
                                                                ----------------------------
      Decrease in net assets from capital share
         transactions                                              (378,991)        (170,726)
                                                                ----------------------------
Net decrease in net assets                                         (378,989)        (170,726)

NET ASSETS
   Beginning of period                                            3,398,733        3,569,459
                                                                ----------------------------
   End of period                                                $ 3,019,744      $ 3,398,733
                                                                ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    3,110,200        3,196,105
   Shares issued for dividends reinvested                            20,491           39,264
   Shares redeemed                                               (3,509,682)      (3,406,095)
                                                                ----------------------------
      Decrease in shares outstanding                               (378,991)        (170,726)
                                                                ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

           USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government- sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

                 greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of July 31, 2004.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, these custodian credits reduced the Fund's expenses by $4,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $24,000. The Fund had no borrowings under either of these agreements during the year ended
         July 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
            to FINANCIAL Statements
            (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                         2004                 2003
                                                     --------------------------------
         Ordinary income*                            $20,920,000          $40,091,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                                       $562,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred management fees, paid or payable to the Manager, of $7,644,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,185,000.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $5,937,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2004, the Association and its affiliates owned 1,189,000 shares (.04%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED JULY 31,
                                               -----------------------------------------------------------------------------
                                                     2004            2003            2002             2001              2000
                                               -----------------------------------------------------------------------------
Net asset value at beginning of period         $     1.00      $     1.00      $     1.00       $     1.00        $     1.00
                                               -----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .01             .01             .02              .05               .05
   Net realized and unrealized gain (loss)            .00(d)            -               -                -                 -
                                               -----------------------------------------------------------------------------
Total from investment operations                      .01             .01             .02              .05               .05
Less distributions:
   From net investment income                        (.01)           (.01)           (.02)            (.05)             (.05)
                                               -----------------------------------------------------------------------------
Net asset value at end of period               $     1.00      $     1.00      $     1.00       $     1.00        $     1.00
                                               =============================================================================
Total return (%)*                                     .66            1.15            2.02             5.54              5.66
Net assets at end of period (000)              $3,019,744      $3,398,733      $3,569,459       $3,867,791        $3,427,820
Ratio of expenses to average
   net assets (%)**                                   .60(c)          .59(c)          .57(c)           .49(a,c)          .46(b,c)
Ratio of expenses to average net assets,
   excluding reimbursements (%)**                       -               -               -              .49(c)            .48(c)
Ratio of net investment income to average
   net assets (%)**                                   .66            1.15            2.01             5.36              5.56

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31, 2004, average net assets were $3,183,350,000.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the
    Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                        -            (.01%)             -                -                 -
(d) Represents less than $0.01 per share.

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004 -
                                   FEBRUARY 1, 2004        JULY 31, 2004           JULY 31, 2004
                                   ----------------------------------------------------------------
         Actual                        $1,000.00             $1,003.30                 $3.05

         Hypothetical
           (5% return before expenses)  1,000.00              1,021.82                  3.08

         *Expenses are equal to the Fund's annualized expense ratio of 0.61%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.33% for the six-month period of February 1, 2004, to July 31, 2004.

42

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

 N O T E S
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

                                                                              49

 N O T E S
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50

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                                                                              51

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52

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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and others electronically.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23427-0904                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.